Notes to the consolidated statement of cash flows (Changes in group's liabilities from financing activities) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ifrs Loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	¥ 201,142,080	¥ 211,207,782	¥ 205,380,764
The group's liabilities from financing activities at the beginning of the year (restated)		211,207,782
(a) Business combination	878,997	9,418	11,983,707
(b) Changes from financing cash flows:
Proceeds from loans	168,677,805	119,800,321	126,001,437
Repayment of loans	(171,947,870)	(130,703,965)	(132,293,601)
Interest paid	(7,976,843)
Others			(20,466)
(c) Exchange adjustments	(847,434)	811,524	415,219
(d) Other changes:
Interest expenses	7,415,824
Capitalised borrowing costs	854,309
Disposal group held for sale			(297,400)
Others		17,000	38,122
The group's liabilities from financing activities at the end of the year	198,196,868	201,142,080	211,207,782
Loans in disposal group held for sale [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year		297,400
The group's liabilities from financing activities at the beginning of the year (restated)		297,400
(b) Changes from financing cash flows:
Proceeds from loans		498,000
Repayment of loans		(213,400)
(d) Other changes:
Disposal group held for sale		(582,000)
The group's liabilities from financing activities at the end of the year			297,400
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	40,312,458	41,519,596	31,059,223
The group's liabilities from financing activities at the beginning of the year (restated)		41,519,596
(b) Changes from financing cash flows:
Proceeds from new bonds	24,217,730	35,300,000	54,000,000
Repayment of bonds	(26,800,000)	(36,500,000)	(43,500,000)
Interest paid	(896,587)	(291,040)	(643,356)
Others	(35,283)	(29,075)	(73,562)
(c) Exchange adjustments	(305,256)
(d) Other changes:
Interest expenses	1,582,524	314,280	686,017
Others	(11,793)	(1,303)	(8,726)
The group's liabilities from financing activities at the end of the year	38,063,793	40,312,458	41,519,596
Accrued interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	1,276,703	1,152,767	947,302
The group's liabilities from financing activities at the beginning of the year (restated)		1,152,767
(a) Business combination			16,798
(b) Changes from financing cash flows:
Interest paid	(1,276,703)	(10,732,737)	(10,011,011)
(c) Exchange adjustments			2,959
(d) Other changes:
Interest expenses		10,276,865	9,701,316
Capitalised borrowing costs		579,808	495,818
Disposal group held for sale			(415)
The group's liabilities from financing activities at the end of the year		1,276,703	1,152,767
Cumulative distribution of other equity instrument [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	77,106	8,846
The group's liabilities from financing activities at the beginning of the year (restated)		8,846
(b) Changes from financing cash flows:
Interest paid	(1,436,117)	(617,662)	(333,504)
(d) Other changes:
Accrued cumulative distribution of other equity instrument	1,770,469	685,922	342,350
The group's liabilities from financing activities at the end of the year	411,458	77,106	8,846
Finance leases payables [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	4,712,670	1,442,174	1,600,106
Effect of adoption of IFRS 16		774,618
The group's liabilities from financing activities at the beginning of the year (restated)		2,216,792
(a) Business combination	91,595	602,257	249,161
(b) Changes from financing cash flows:
Payment of lease liabilities	(1,297,746)	(488,015)
Capital element of finance lease rentals paid			(549,169)
Interest element of finance lease rentals paid			(87,857)
(c) Exchange adjustments	(66,099)	(23,673)	(242)
(d) Other changes:
New leases	2,201,755	2,233,736	34,911
Interest expenses	202,264	171,573	99,079
Capitalised borrowing costs	73,546
Early termination of lease	(348,242)
Others	(87,397)		96,185
The group's liabilities from financing activities at the end of the year	5,482,346	4,712,670	1,442,174
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	1,191,036	1,267,833
The group's liabilities from financing activities at the beginning of the year (restated)		1,267,833
(b) Changes from financing cash flows:
Dividends paid to shareholders of the Company	(2,119,243)	(1,569,809)
Dividends paid to Non-controlling interests of the subsidiaries	(1,702,511)	(1,436,574)
(d) Other changes:
Dividends relating to last year	3,325,572	2,929,586
The group's liabilities from financing activities at the end of the year	¥ 694,854	1,191,036	1,267,833
Interest rate swap contract [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year		¥ 149,117	130,643
(b) Changes from financing cash flows:
(d) Changes in fair value			18,474
(d) Other changes:
The group's liabilities from financing activities at the end of the year			¥ 149,117